Acquisitions - Allocation of Acquisition Consideration (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 685	$ 677	$ 679
Common Desk
Business Acquisition [Line Items]
Cash and cash equivalents	1
Property and equipment	2
Goodwill	10
Finite-lived intangible assets	12
Lease right-of-use assets, net	2
Deferred tax liability	(4)
Lease obligation, net	(2)
Total consideration	$ 21